Segment Information - Segment Results (Details) $ in Thousands			3 Months Ended								12 Months Ended
	Jan. 01, 2023 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment											3
Segment Reporting Information [Line Items]
Fee income			$ 1,868,000	$ 1,908,000	$ 1,934,000	$ 2,012,000	$ 2,096,000	$ 2,063,000	$ 1,993,000	$ 1,907,000	$ 7,722,000	[1]	$ 8,059,000	[1]	$ 6,928,000
Premiums			27,000	36,000	32,000	37,000	33,000	37,000	38,000	40,000	132,000	[1]	148,000	[1]	187,000
Net investment income			739,000	640,000	692,000	690,000	856,000	837,000	801,000	930,000	2,761,000	[1]	3,424,000	[1]	2,818,000
Income (loss) on operating derivatives	$ (837,000)	$ (5,365,000)	(4,199,000)	(196,000)	2,938,000	(1,566,000)	(1,696,000)	(420,000)	(388,000)	(2,840,000)	(3,023,000)	[1]	(5,344,000)	[1]	(6,891,000)
Other income			25,000	19,000	21,000	20,000	24,000	17,000	30,000	23,000	85,000	[1]	94,000	[1]	64,000
Total revenues	9,863,000	6,360,000	(2,014,000)	2,962,000	6,694,000	2,221,000	1,277,000	2,419,000	1,706,000	958,000	9,863,000	[1]	6,360,000	[1]	3,546,000
Death, other policy benefits and change in policy reserves, net of deferrals	1,062,000	925,000	251,000	237,000	274,000	300,000	168,000	284,000	217,000	256,000	1,062,000	[1]	925,000	[1]	1,362,000
Interest credited on other contract holder funds, net of deferrals and amortization	866,000	832,000	236,000	224,000	209,000	197,000	202,000	208,000	210,000	212,000	866,000	[1]	832,000	[1]	1,301,000
(Gain) loss from updating future policy benefits cash flow assumptions, net	(34,000)	41,000	(26,000)	(37,000)	14,000	15,000	2,000	(15,000)	6,000	48,000	(34,000)	[2]	41,000	[1]	0
Interest expense			40,000	29,000	24,000	20,000	18,000	6,000	7,000	6,000	113,000	[1]	37,000	[1]	88,000
Operating costs and other expenses, net of deferrals			631,000	592,000	543,000	666,000	751,000	697,000	701,000	690,000	2,432,000	[1]	2,839,000	[1]	1,299,000
Amortization of deferred acquisition costs			297,000	305,000	307,000	317,000	320,000	328,000	328,000	331,000	1,226,000	[1]	1,307,000	[1]	(533,000)
Total benefits and expenses	$ 2,129,000	$ 2,015,000	(471,000)	437,000	2,555,000	(392,000)	1,439,000	2,574,000	2,981,000	(4,979,000)	2,129,000	[1]	2,015,000	[1]	6,037,000
Pretax income (loss)			$ (1,543,000)	$ 2,525,000	$ 4,139,000	$ 2,613,000	$ (162,000)	$ (155,000)	$ (1,275,000)	$ 5,937,000	7,734,000	[1]	4,345,000	[1]	(2,491,000)
Operating Segments
Segment Reporting Information [Line Items]
Fee income											4,634,000		5,193,000		4,407,000
Premiums											144,000		160,000		199,000
Net investment income											1,486,000		1,957,000		2,054,000
Income (loss) on operating derivatives											40,000		153,000		127,000
Other income											85,000		94,000		64,000
Total revenues											6,389,000		7,557,000		6,851,000
Death, other policy benefits and change in policy reserves, net of deferrals											795,000		758,000		1,048,000
Interest credited on other contract holder funds, net of deferrals and amortization											866,000		832,000		1,163,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(28,000)		72,000
Interest expense											113,000		37,000		88,000
Operating costs and other expenses, net of deferrals											2,432,000		2,787,000		2,484,000
Amortization of deferred acquisition costs											568,000		570,000		94,000
Total benefits and expenses											4,746,000		5,056,000		4,877,000
Operating Segments | Retail Annuities
Segment Reporting Information [Line Items]
Fee income											4,108,000		4,636,000		3,806,000
Premiums											10,000		15,000		27,000
Net investment income											403,000		692,000		956,000
Income (loss) on operating derivatives											17,000		52,000		48,000
Other income											42,000		47,000		30,000
Total revenues											4,580,000		5,442,000		4,867,000
Death, other policy benefits and change in policy reserves, net of deferrals											61,000		6,000		142,000
Interest credited on other contract holder funds, net of deferrals and amortization											253,000		225,000		477,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(4,000)		(8,000)
Interest expense											32,000		22,000		27,000
Operating costs and other expenses, net of deferrals											2,174,000		2,456,000		2,158,000
Amortization of deferred acquisition costs											557,000		557,000		57,000
Total benefits and expenses											3,073,000		3,258,000		2,861,000
Pretax income (loss)											1,507,000		2,184,000		2,006,000
Operating Segments | Closed Life and Annuity Blocks
Segment Reporting Information [Line Items]
Fee income											474,000		492,000		513,000
Premiums											134,000		145,000		172,000
Net investment income											706,000		950,000		778,000
Income (loss) on operating derivatives											31,000		72,000		58,000
Other income											35,000		39,000		25,000
Total revenues											1,380,000		1,698,000		1,546,000
Death, other policy benefits and change in policy reserves, net of deferrals											734,000		752,000		906,000
Interest credited on other contract holder funds, net of deferrals and amortization											412,000		419,000		436,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											(24,000)		80,000
Interest expense											0		0		0
Operating costs and other expenses, net of deferrals											130,000		179,000		187,000
Amortization of deferred acquisition costs											11,000		13,000		17,000
Total benefits and expenses											1,263,000		1,443,000		1,546,000
Pretax income (loss)											117,000		255,000		0
Operating Segments | Institutional Products
Segment Reporting Information [Line Items]
Fee income											0		0		0
Premiums											0		0		0
Net investment income											312,000		260,000		355,000
Income (loss) on operating derivatives											(22,000)		(3,000)		0
Other income											0		0		1,000
Total revenues											290,000		257,000		356,000
Death, other policy benefits and change in policy reserves, net of deferrals											0		0		0
Interest credited on other contract holder funds, net of deferrals and amortization											201,000		188,000		250,000
(Gain) loss from updating future policy benefits cash flow assumptions, net											0		0
Interest expense											5,000		0		16,000
Operating costs and other expenses, net of deferrals											5,000		5,000		5,000
Amortization of deferred acquisition costs											0		0		0
Total benefits and expenses											211,000		193,000		271,000
Pretax income (loss)											79,000		64,000		85,000
Corporate and Other
Segment Reporting Information [Line Items]
Fee income											52,000		65,000		88,000
Premiums											0		0		0
Net investment income											65,000		55,000		(35,000)
Income (loss) on operating derivatives											14,000		32,000		21,000
Other income											8,000		8,000		8,000
Total revenues											139,000		160,000		82,000
Death, other policy benefits and change in policy reserves, net of deferrals											0		0		0
Interest credited on other contract holder funds, net of deferrals and amortization											0		0		0
(Gain) loss from updating future policy benefits cash flow assumptions, net											0		0
Interest expense											76,000		15,000		45,000
Operating costs and other expenses, net of deferrals											123,000		147,000		134,000
Amortization of deferred acquisition costs											0		0		20,000
Total benefits and expenses											199,000		162,000		199,000
Pretax income (loss)											(60,000)		(2,000)		(117,000)
Intersegment eliminations
Segment Reporting Information [Line Items]
Total revenues											$ 74,000		$ 69,000		$ 78,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.